FINANCIAL RISK MANAGEMENT - Future Repayments of Principal and Interest (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	$ 5,778,000	$ 5,728,184
Due to Affiliate	262,422	256,824
Principal
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	5,859,699
Principal | Due on demand and in 2024
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	309,116
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Total	7,156,651
Liquidity risk | Due on demand and in 2024
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Total	600,664
Liquidity risk | From 2025 to 2026
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Total	3,408,656
Liquidity risk | From 2027 to 2028
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Total	2,751,235
Liquidity risk | 2029 and thereafter
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Total	396,096
Liquidity risk | Principal
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	5,859,699	5,778,237
Due to Affiliate	295,325	295,325
Liquidity risk | Principal | Due on demand and in 2024
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	309,116	757,135
Due to Affiliate	0	0
Liquidity risk | Principal | From 2025 to 2026
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	2,995,746	1,949,405
Due to Affiliate	0	0
Liquidity risk | Principal | From 2027 to 2028
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	2,554,837	2,529,240
Due to Affiliate	0	0
Liquidity risk | Principal | 2029 and thereafter
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	0	542,457
Due to Affiliate	295,325	$ 295,325
Liquidity risk | Interest
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	812,538
Due to Affiliate	189,089
Liquidity risk | Interest | Due on demand and in 2024
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	274,567
Due to Affiliate	16,981
Liquidity risk | Interest | From 2025 to 2026
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	378,948
Due to Affiliate	33,962
Liquidity risk | Interest | From 2027 to 2028
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	159,023
Due to Affiliate	37,375
Liquidity risk | Interest | 2029 and thereafter
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	0
Due to Affiliate	$ 100,771